Stock Based Compensation - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended
	Oct. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Jan. 02, 2010	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of options granted					$ 43.23	$ 33.51	$ 18.83
Unrecognized compensation cost related to non-vested awards expected to vest					$ 15,600,000
Non-vested awards expected to vest weighted-average period					3 years
Fair value of options vested					11,400,000	7,800,000	4,600,000
Special cash dividend paid per share	$ 7.65
Special cash dividend and dividend equivalents paid	36,400,000	3,300,000	2,800,000	404,900,000
2006 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock					8,119,668
Graded vesting years, maximum					3 years
Share issued during period					920
Weighted average grant date fair value, share issued					$ 125.48
Shares available for award					3,142,616
2006 Stock Incentive Plan | Options granted prior to October 1, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold Price Minimum For Accelerated Vesting					$ 160
2006 Stock Incentive Plan | Options granted in fiscal 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Threshold Price Minimum For Accelerated Vesting					$ 170
2003 Stock Option Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Issuance of common stock					9,339,453
Graded vesting years, maximum					4 years
Shares available for award					3,870,152
Stock split, terms					TD Group, after giving effect to the 149.60 for 1.00 stock split effected on March 14, 2006.
Additional stock option granted					5,469,301
Stock option, expiry period					10 years
Shares available for grant					9,261,624
Total intrinsic value					$ 137,500,000	$ 63,000,000	$ 19,000,000
2003 Stock Option Plan | Employee Service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting					20.00%
2003 Stock Option Plan | Other Than Employee Service
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vesting					80.00%
2003 Stock Option Plan And 2006 Stock Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options issued					134,040
Options Outstanding					16,096
Exercise Price					$ 6.68